First Quarter Report
March 31, 2023 (Unaudited)
Columbia Variable Portfolio – Select Mid Cap Growth Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Select Mid Cap Growth Fund, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.0%
Issuer	Shares	Value ($)
Communication Services 13.7%
Entertainment 9.5%
Activision Blizzard, Inc.	110,148	9,427,567
Endeavor Group Holdings, Inc., Class A(a)	281,823	6,744,024
Liberty Media Group LLC, Class C(a)	78,078	5,842,577
Spotify Technology SA(a)	38,621	5,160,538
Take-Two Interactive Software, Inc.(a)	41,663	4,970,396
Warner Bros Discovery, Inc.(a)	460,314	6,950,742
Warner Music Group Corp., Class A	102,532	3,421,493
Total		42,517,337
Interactive Media & Services 2.1%
Pinterest, Inc., Class A(a)	333,506	9,094,709
Media 2.1%
Trade Desk, Inc. (The), Class A(a)	154,484	9,409,620
Total Communication Services		61,021,666
Consumer Discretionary 13.6%
Auto Components 1.4%
Aptiv PLC(a)	56,710	6,362,295
Hotels, Restaurants & Leisure 6.9%
Booking Holdings, Inc.(a)	4,352	11,543,288
Caesars Entertainment, Inc.(a)	139,494	6,808,702
Churchill Downs, Inc.	23,143	5,948,908
Hilton Worldwide Holdings, Inc.	45,850	6,458,890
Total		30,759,788
Specialty Retail 5.3%
Five Below, Inc.(a)	62,882	12,951,806
Tractor Supply Co.	45,678	10,736,157
Total		23,687,963
Total Consumer Discretionary		60,810,046
Consumer Staples 1.1%
Food Products 1.1%
Hershey Co. (The)	18,742	4,768,152
Total Consumer Staples		4,768,152
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 2.6%
Oil, Gas & Consumable Fuels 2.6%
Hess Corp.	69,545	9,203,585
Marathon Petroleum Corp.	16,565	2,233,459
Total		11,437,044
Total Energy		11,437,044
Financials 1.6%
Capital Markets 1.6%
Ares Management Corp., Class A	42,030	3,506,983
MarketAxess Holdings, Inc.	9,510	3,721,168
Total		7,228,151
Total Financials		7,228,151
Health Care 19.9%
Biotechnology 1.6%
Exact Sciences Corp.(a)	35,400	2,400,474
Natera, Inc.(a)	82,205	4,564,022
Total		6,964,496
Health Care Equipment & Supplies 6.8%
Cooper Companies, Inc. (The)	6,263	2,338,354
DexCom, Inc.(a)	92,166	10,707,846
IDEXX Laboratories, Inc.(a)	11,324	5,662,906
Insulet Corp.(a)	37,162	11,853,191
Total		30,562,297
Health Care Providers & Services 1.5%
Chemed Corp.	12,652	6,803,613
Health Care Technology 1.5%
Veeva Systems Inc., Class A(a)	36,979	6,796,370
Life Sciences Tools & Services 8.5%
Bio-Techne Corp.	161,102	11,952,157
Repligen Corp.(a)	62,012	10,440,340
West Pharmaceutical Services, Inc.	44,969	15,580,410
Total		37,972,907
Total Health Care		89,099,683
2	Columbia Variable Portfolio – Select Mid Cap Growth Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Mid Cap Growth Fund, March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 14.9%
Aerospace & Defense 3.7%
Axon Enterprise, Inc.(a)	18,251	4,103,737
HEICO Corp.	19,386	3,315,782
Howmet Aerospace, Inc.	158,857	6,730,771
TransDigm Group, Inc.	2,984	2,199,357
Total		16,349,647
Commercial Services & Supplies 1.6%
Rollins, Inc.	192,657	7,230,417
Construction & Engineering 0.4%
WillScot Mobile Mini Holdings Corp.(a)	40,993	1,921,752
Electrical Equipment 2.3%
AMETEK, Inc.	37,998	5,522,250
Generac Holdings, Inc.(a)	42,523	4,592,909
Total		10,115,159
Machinery 0.8%
Ingersoll Rand, Inc.	58,966	3,430,642
Professional Services 3.5%
CoStar Group, Inc.(a)	128,226	8,828,360
Paycom Software, Inc.(a)	23,036	7,003,174
Total		15,831,534
Trading Companies & Distributors 2.6%
Ferguson PLC	23,379	3,126,941
SiteOne Landscape Supply, Inc.(a)	61,970	8,481,834
Total		11,608,775
Total Industrials		66,487,926
Information Technology 24.6%
Electronic Equipment, Instruments & Components 2.5%
TE Connectivity Ltd.	46,023	6,035,917
Teledyne Technologies, Inc.(a)	11,867	5,308,821
Total		11,344,738
IT Services 3.8%
MongoDB, Inc.(a)	20,129	4,692,472
Okta, Inc.(a)	78,024	6,728,790
Snowflake, Inc., Class A(a)	36,286	5,598,567
Total		17,019,829
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 6.1%
Lam Research Corp.	22,395	11,872,038
Microchip Technology, Inc.	53,094	4,448,215
Monolithic Power Systems, Inc.	21,755	10,889,248
Total		27,209,501
Software 12.2%
Cadence Design Systems, Inc.(a)	71,224	14,963,450
DocuSign, Inc.(a)	72,111	4,204,071
Fortinet, Inc.(a)	133,667	8,883,509
HubSpot, Inc.(a)	14,803	6,346,786
Palo Alto Networks, Inc.(a)	37,251	7,440,515
Smartsheet, Inc., Class A(a)	79,802	3,814,536
Splunk, Inc.(a)	90,780	8,703,986
Total		54,356,853
Total Information Technology		109,930,921
Materials 5.0%
Construction Materials 1.8%
Vulcan Materials Co.	47,355	8,124,224
Containers & Packaging 1.7%
Avery Dennison Corp.	40,895	7,317,342
Metals & Mining 1.5%
Royal Gold, Inc.	51,748	6,712,233
Total Materials		22,153,799
Total Common Stocks (Cost $417,619,580)		432,937,388

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.983%(b),(c)	6,856,539	6,855,168
Total Money Market Funds (Cost $6,855,854)		6,855,168
Total Investments in Securities (Cost: $424,475,434)		439,792,556
Other Assets & Liabilities, Net		6,653,031
Net Assets		446,445,587

Columbia Variable Portfolio – Select Mid Cap Growth Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Mid Cap Growth Fund, March 31, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.983%
	11,384,999	73,900,303	(78,429,326)	(808)	6,855,168	(4,136)	178,206	6,856,539
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Variable Portfolio – Select Mid Cap Growth Fund | First Quarter Report 2023

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7017_12_B01_(05/23)